Annual Total Returns - SelectPortfoliosGroup1-ConsumerDiscretionarySector-ComboPRO - SelectPortfoliosGroup1-ConsumerDiscretionarySector-ComboPRO - Select Communication Services Portfolio - Select Communication Services Portfolio
Apr. 29, 2025
Bar Chart Table:
Annual Return 2015	(2.17%)
Annual Return 2016	9.50%
Annual Return 2017	12.59%
Annual Return 2018	(3.27%)
Annual Return 2019	32.62%
Annual Return 2020	35.40%
Annual Return 2021	15.97%
Annual Return 2022	(38.30%)
Annual Return 2023	56.85%
Annual Return 2024	33.02%